ACCOUNTS PAYABLE	6 Months Ended
Jun. 30, 2026
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE	NOTE 7 – ACCOUNTS PAYABLE

	June 30, 2026	December 31, 2025
Total Accounts Payable	$25,136,481	$—
The Group normally obtains credit terms ranging from 30 to 90 days from suppliers.